SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and Segment reporting (Details)	6 Months Ended
	Sep. 30, 2022 segment	Sep. 30, 2021
Foreign currency translation
Year-end RMB	7.1135	6.4434
Year average RMB	6.7312	6.4646
Number of operating segments	2
Number of reportable segments	2